Note 7 - Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Dec. 22, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Licensing Agreements [Member]
Payments to Acquire Intangible Assets	$ 15,000
Percentage of Stock Issued in Lieu of Cash Payment to Aquire Intangible Assets	10.00%
Stock Issued During Period, Shares, Purchase of Assets	800,000
Stock Issued During Period, Value, Purchase of Assets	$ 20,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Minimum [Member]
Royalty Fee Percentage of Net Sales	2.50%
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Maximum [Member]
Royalty Fee Percentage of Net Sales	5.00%
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Amount Due 270 Days After Occurrence of First Commercial Sale [Member]
Minimum Annual Royalties Due After Commercial Sale	$ 50,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Amount Due on the First Anniversary Date of First Payment [Member]
Minimum Annual Royalties Due After Commercial Sale	100,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Amount Due on the Second Anniversary of First Payment [Member]
Minimum Annual Royalties Due After Commercial Sale	100,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Amount Due on the Third Anniversary and All Subsquent Anniversary Dates of the First Payment [Member]
Minimum Annual Royalties Due After Commercial Sale	300,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Milestone Payment Upon Enrollment of First Subject in Phase 1 Clinical Trial [Member]
Milestone Payments	50,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Milestone Payment Due Upon Enrollment of the First Subject in Phase II Clinical Trial [Member]
Milestone Payments	300,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Milestone Payments Due Upon Approval of a New Drug Application [Member]
Milestone Payments	3,000,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Milestone Payments Due Upon Approval to Manufacture and Market in Either European Union or Japan [Member]
Milestone Payments	2,000,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Milestone Payments Due Upon First Time Annual Net Sales of Licensed Products Reach 100,000,000 [Member]
Milestone Payments	1,000,000
Net Sales Required before Milstone Payments	100,000,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member] | Milestone Payments Due Upon the First Time Annual Net Sales of Licensed Product Reaches 500,000,000 [Member]
Milestone Payments	3,000,000
Net Sales Required before Milstone Payments	$ 500,000,000
Licensing Agreement with University of Florida Research Foundation [Member] | SBR [Member]
Share Price	$ 0.025
Additonal Investment Required to Maintain Ownership Interest				$ 2
Royalty Term	10 years
Annual License Maintenance Fee	$ 10,000
Licensing Agreement with University of Florida Research Foundation [Member]
Royalty Expense		$ 0	$ 0
Milestone Payments		0	0
Indemnification Agreement [Member]
Loss Contingency Accrual		$ 0	$ 0
Minimum [Member] | SBP - 101 [Member]
Estimated Time for Approval		6 years
Minimum [Member]
Share Price			$ 0.11
Maximum [Member] | SBP - 101 [Member]
Estimated Time for Approval		7 years
Maximum [Member]
Share Price			$ 0.23
SBP - 101 [Member]
Clinical Trial Duration		2 years
Expected Cost of Approval		$ 200,000,000
Share Price		$ 0.32